Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2016
Net Income (Loss) Per Share
Net Income (Loss) Per Share

12. Net Income (Loss) Per Share

Basic net income (loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Restricted share units are not considered outstanding in the computation of basic earnings per share (“EPS”). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. The computation of diluted EPS does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in EPS amounts or a decrease in loss per share amounts) on net income per share. For the year ended December 31, 2014 and 2016, the interest expenses and amortized issuance costs of $13.5 million and $10.8 million, respectively, as well as the number of “if converted” shares related to convertible debt were recognized as dilutive factors and included in the calculation of diluted net income per share. For the year ended December 31, 2015, convertible debt that was anti-dilutive and excluded from the calculation of diluted net income per share was $10.7 million.

In calculating the Company’s consolidated basic and diluted EPS, the numerator include SINA’s share of income (loss) from Weibo based on Weibo’s basic and diluted EPS, respectively, applying the two-class method, multiplied by the number of Weibo shares held by SINA. In periods during which Weibo is profitable, the preferred shares held by Alibaba, a related party of the Company, are participating securities and, therefore, all profits of Weibo are allocated to ordinary shares and participating securities based on their dividend rights, as if all of the earnings for the period had been distributed. Considering that the holder of preferred shares has no contractual obligation to fund the losses of the Weibo business in excess of the initial investment, the Company believes that in applying the two-class method of calculating EPS in accordance with ASC 260-10, in periods during which Weibo recognizes losses, any losses from Weibo should not be allocated to the preferred shares, as a conversion of the preferred shares would increase the denominator to share losses, which would be anti-dilutive to the EPS calculation. With the completion of Weibo’s initial public offering in April 2014, the preferred shares were automatically converted into ordinary shares, and no  dilutive impact was considered on the preferred shares since then. In 2014, the effect from preferred shares and other potential ordinary shares outstanding on consolidated net income per share of dilutive shares from Weibo was nil as Weibo was in a loss position in the relevant periods. In 2015 and 2016, the effect on consolidated net income per share of dilutive shares from Weibo was $0.9 million and $2.1 million, respectively.

Additionally, the Company takes into account the effect on consolidated net income per share of dilutive shares of entities in which the Company holds equity interests that are accounted for using the equity method.

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Year Ended December 31,
	2014	2015	2016
	(In thousands, except per share amounts)
Basic net income per share calculation:
Numerator:
Net income attributable to SINA	$176,802	$25,678	$225,087

Denominator:
Weighted average ordinary shares outstanding	64,950	60,237	70,301
Basic net income per share attributable to SINA	$2.72	$0.43	$3.20
Diluted net income per share calculation:
Numerator:
Net income attributable to SINA	$176,802	$25,678	$225,087
Less: Effect on consolidated net income per share of dilutive shares of the Company’s equity interests	2,106	1,490	2,275
Add: Effect on interest expenses and amortized issuance cost of convertible debt	13,539	—	10,831

Net income attributable for calculating diluted net income per share	188,235	24,188	233,643

Denominator:
Weighted average ordinary shares outstanding	64,950	60,237	70,301
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	74	23	112
Unvested restricted share units	74	388	958
Convertible debt	6,467	—	6,140

Shares used in computing diluted net income per share attributable to SINA	71,565	60,648	77,511

Diluted net income per share attributable to SINA	$2.63	$0.40	$3.01